Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	3,890,131	5,180,391	5,718,256
Stock Options/Shares, Exercised	(624,729)	(1,281,646)	(513,293)
Stock Options/Shares, Cancelled	(12,312)	(8,614)	(24,572)
Stock Options/Shares, Outstanding at End of the Period	3,253,090	3,890,131	5,180,391
Stock Options/Shares, Exercisable at End of Period	3,253,090	3,890,131	4,942,077
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 42.58	$ 40.38	$ 39.25
Weighted-Average Exercise Price, Exercised	32.87	33.66	27.48
Weighted-Average Exercise Price, Cancelled	50.97	48.2	45.08
Weighted-Average Exercise Price, Outstanding at End of the Period	44.42	42.58	40.38
Weighted-Average Exercise Price, Exercisable at End of Period	$ 44.42	$ 42.58	$ 39.68
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	2 years 8 months 12 days	3 years 3 months 18 days	3 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	2 years 8 months 12 days	3 years 3 months 18 days	3 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 0	$ 53	$ 32
Aggregate Intrinsic Value, Exercisable at End of Period	$ 0	$ 53	$ 34